Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 18,829	$ 14,037	$ 28,490	$ 18,491
Contract assets	846		853	493	$ 223
Contract liabilities, current portion	10,914		8,110	4,199
Revenue remaining performance obligation amount	$ 53,166		$ 31,990
Revenue performance obligation expected timing of satisfaction explantion	expects to recognize 52% of these future commitments over the next 12 months and the remaining 48% thereafter as revenue when the performance obligations are met.		expects to recognize 80.4% of these future commitments over the next 12 months and the remaining 19.6% thereafter as revenue when the performance obligations are met.
Contract liabilities				4,550
Contract liabilities,Non-Current portion				$ 351
Expected Time Of Satisfaction Over Next Twelve Months [Member]
Revenue From Contract With Customer [Line Items]
Revenue remaining performance obligation percentage	52.00%		80.40%
Expected Time Of Satisfaction Thereafter [Member]
Revenue From Contract With Customer [Line Items]
Revenue remaining performance obligation percentage	48.00%		19.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue From Contract With Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Data Solutions Contracts [Member]
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 8,074	$ 4,202	$ 7,677	$ 3,469
Data Solutions Contracts [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue From Contract With Customer [Line Items]
Concentration Risk, Percentage	43.00%	30.00%	26.90%	18.80%
Space Services Solution Contracts [Member]
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,755	$ 9,835	$ 20,813	$ 15,022
Space Services Solution Contracts [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue From Contract With Customer [Line Items]
Concentration Risk, Percentage	57.00%	70.00%	73.10%	81.20%